Leases - Future Lease Payments Under Non-Cancellable Leases (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Abstract]
2021	$ 1,774
2022	3,011
2023	2,861
2024	2,124
2025	1,672
Thereafter	1,584
Total lease payments	13,026
Less: imputed interest	(1,158)
Total future lease payments under non-cancellable leases	$ 11,868